Land, Buildings and Equipment	12 Months Ended
Oct. 31, 2019
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Land, Buildings and Equipment

Note 7	Land, buildings and equipment

$ millions, as at or for the year ended October 31		Land and buildings (1)	Computer equipment	Office furniture, equipment and other (2)	Leasehold improvements	Total
2019	Cost
	Balance at beginning of year	$1,384	$1,164	$937	$1,134	$4,619
	Additions (3)	22	1 18	82	70	292
	Disposals (4)	(23)	(2 39)	(6)	(1)	(2 69)
	Adjustments (5)	–	–	–	1	1
	Balance at end of year	$1,383	$1,043	$1,013	$1,204	$4,643
2018	Balance at end of year	$1,384	$1,164	$937	$1,134	$4,619
2019	Accumulated deprecia t ion
	Balance at beginning of year	$644	$953	$477	$750	$2,824
	D epreciatio n (4)	38	105	48	72	263
	Disposals (4)	(13)	(239)	(4)	(1)	(257)
	Adjustments (5)	–	–	–	–	–
	Balance at end of year	$669	$819	$521	$821	$2,830
2018	Balance at end of year	$644	$953	$477	$750	$2,824
	Net book value
	As at October 31, 2019	$714	$224	$492	$383	$1,813
	As at October 31, 2018	$740	$211	$460	$384	$1,795

(1)	Includes land and building underlying a finance lease arrangement. See below for further details.
(2)	Includes $173 million (2018: $152 million) of work-in-progress not subject to depreciation .
(3)	Includes acquisitions through business combinations of $1 million (2018: nil).
(4)	Includes write-offs of fully depr eciat ed assets.
(5)	Includes foreign currency translation adjustments.
Net additions and disposals during the year were: Canadian Personal and Small Business Banking net additions of $3 million (2018: net additions of $45 million); Canadian Commercial Banking and Wealth Management net additions of $3 million (2018: net additions of $6 million); U.S. Commercial Banking and Wealth Management net additions of $27 million (2018: net additions of $28 million); Capital Markets net additions of $1 million (2018: net additions of $1 million); and Corporate and Other net disposals of $11 million (2018: net additions of $138 million).
Finance lease property
Included in land and buildings above is a finance lease property, a portion of which is rented out and considered an investment property. The carrying value of the finance lease property is as follows:

$ millions, for the year ended October 31	2019	2018
Balance at beginning of year	$363	$379
Deprec iation	(24)	(23)
Foreign currency adjustments	–	7
Balance at end of year	$339	$363
Rental income of $98 million (2018: $97 million; 2017: $99 million) was generated from the investment property. Interest expense of $24 million (2018: $25 million; 2017: $28 million) and non-interest expenses of $44 million (2018: $49 million; 2017: $40 million) were incurred in respect of the finance lease property. Our commitment related to the finance lease is disclosed in Note 21.